Equity - Treasury Stock (Detail) - BRL shares in Thousands, BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity, Class of Treasury Stock [Line Items]
Balance, shares	15,706
Balance, shares	150,094	15,706
Balance, value	BRL 2,367,552
Share exchange		BRL 263,028
Balance, value	BRL 5,531,092	BRL 2,367,552
Common Stock
Equity, Class of Treasury Stock [Line Items]
Balance, shares	8,425	84,251
Share exchange	47,435
Reverse share split		(75,826)
Share conversion	92,422
Balance, shares	148,282	8,425
Balance, value		BRL 880,378
Share exchange	BRL 1,054,513
Share conversion	3,274,047
Balance, value	BRL 5,208,938
Preferred Stock
Equity, Class of Treasury Stock [Line Items]
Balance, shares	7,281	72,808
Share exchange	94,870
Reverse share split		(65,527)
Share conversion	(100,339)
Balance, shares	1,812	7,281
Balance, value		BRL 1,224,146
Share exchange	BRL 2,109,026
Share conversion	(3,274,047)
Balance, value	BRL 59,125